Financial instruments by category - Summary Financial liabilities as per statement of financial position (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial instruments by category
Financial liabilities	$ 13,076,916	$ 11,629,967
Accounts payable, accruals and other payables excluding non-financial items
Financial instruments by category
Financial liabilities	9,376,566	7,894,863
Lease liabilities
Financial instruments by category
Financial liabilities	1,047,064	1,662,411
Deferred purchase price
Financial instruments by category
Financial liabilities	1,148,013	1,207,682
Current tax liabilities
Financial instruments by category
Financial liabilities	836,117	627,068
Derivative warrant liabilities
Financial instruments by category
Financial liabilities	$ 669,156	106,420
Due to related party
Financial instruments by category
Financial liabilities		$ 131,523